Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net [Abstract]
Schedule of land use rights
	December 31, 2018	December 31, 2017
Cost	$2,187,229	$2,311,611
Less: accumulated amortization	(108,989)	(68,428)
Land use rights, net	$2,078,240	$2,243,183